Document And Entity Information	Apr. 14, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 14, 2023
Entity Registrant Name	Mesa Air Group, Inc.
Entity Central Index Key	0000810332
Entity Emerging Growth Company	true
Securities Act File Number	001-38626
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	85-0302351
Entity Address, Address Line One	410 North 44th Street, Suite 700
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85008
City Area Code	(602)
Local Phone Number	685-4000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	MESA
Security Exchange Name	NASDAQ